DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Details 3) - Interest Rate Swap [Member] - USD ($) $ in Millions	Jun. 30, 2017	Dec. 31, 2016
Derivative [Line Items]
Net Investment Hedge	$ 1,000	$ 0
Fair Value Hedging [Member]
Derivative [Line Items]
Interest Rate Swap Fair Value Hedge	500	500
Cash Flow Hedging [Member]
Derivative [Line Items]
Chash Flow Hedge	$ 588	$ 588